Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 34,569,789	$ 33,989,504	$ 32,358,315
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred income tax assets	$ 7,259,656	$ 7,137,796	$ 6,795,246
Valuation allowance	(7,259,656)	(7,137,796)	(6,795,246)
Net deferred income tax asset